Portfolio of Investments
Columbia Intermediate Duration Municipal Bond Fund (formerly Columbia Intermediate Municipal Bond Fund), July 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 1.1%
Issue Description	Yield	Principal Amount ($)	Value ($)
Massachusetts 0.3%
JPMorgan Chase Putters/Drivers Trust(a),(b),(c),(d)
Tax-Exempt Preferred
Series 2020-5033 (JPMorgan Chase Bank)
11/16/2024	1.800%	5,000,000	5,000,000
Utah 0.8%
City of Murray(c),(d)
Revenue Bonds
IHC Health Services, Inc.
Series 2005B (JPMorgan Chase Bank)
05/15/2037	1.890%	14,455,000	14,455,000
Total Floating Rate Notes (Cost $19,455,000)			19,455,000

Municipal Bonds 97.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 1.3%
Black Belt Energy Gas District
Revenue Bonds
Project No. 5
Series 2020A-1 (Mandatory Put 10/01/26)
10/01/2049	4.000%	11,500,000	11,810,830
Black Belt Energy Gas District(e)
Revenue Bonds
Series 2018B-1 (Mandatory Put 12/01/23)
0.7 x 1-month USD LIBOR + 0.900% 12/01/2048	2.047%	4,000,000	3,955,726
UAB Medicine Finance Authority
Refunding Revenue Bonds
University of Alabama - Medicine
Series 2017B2
09/01/2036	5.000%	2,340,000	2,505,483
09/01/2037	5.000%	2,030,000	2,170,291
09/01/2041	5.000%	1,020,000	1,079,594
Revenue Bonds
University of Alabama - Medicine
Series 2019
09/01/2044	4.000%	2,470,000	2,491,405
Total			24,013,329
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alaska 0.2%
Alaska Housing Finance Corp.
Prerefunded 12/01/24 Revenue Bonds
State Capital Project Bonds II
Series 2014
12/01/2028	5.000%	2,500,000	2,683,151
06/01/2029	5.000%	1,000,000	1,073,261
Total			3,756,412
Arizona 2.3%
Arizona Industrial Development Authority(a)
Refunding Revenue Bonds
Arizona Agribusiness & Equine Center, Inc. Project
Series 2017B
03/01/2037	5.000%	1,250,000	1,268,982
03/01/2042	5.000%	1,000,000	1,009,331
Revenue Bonds
Cadence Campus Project
Series 2020A
07/15/2030	4.000%	595,000	581,389
07/15/2040	4.000%	925,000	835,363
07/15/2050	4.000%	1,600,000	1,355,539
Doral Academy Nevada - Fire Mesa
Series 2019A
07/15/2029	3.550%	1,145,000	1,091,863
07/15/2049	5.000%	3,350,000	3,361,567
Lone Mountain Campus Projects
Series 2019
12/15/2029	3.750%	545,000	519,911
12/15/2039	5.000%	400,000	407,896
12/15/2049	5.000%	700,000	706,848
Pinecrest Academy - Horizon
Series 2018
07/15/2038	5.750%	1,750,000	1,864,198
Arizona State University
Revenue Bonds
Green Bonds
Series 2019A
07/01/2037	5.000%	7,800,000	8,840,778
Chandler Industrial Development Authority(b)
Revenue Bonds
Intel Corp.
Series 2019 (Mandatory Put 06/03/24)
06/01/2049	5.000%	5,000,000	5,236,527
Industrial Development Authority of the City of Phoenix (The)
Revenue Bonds
FAC-Legacy Traditional Schools Project
Series 2016
07/01/2031	5.000%	3,000,000	3,081,323
Columbia Intermediate Duration Municipal Bond Fund | Third Quarter Report 2022	1

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund (formerly Columbia Intermediate Municipal Bond Fund), July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2016
02/15/2036	5.000%	2,800,000	2,888,216
02/15/2046	5.000%	1,000,000	1,017,110
Series 2018
02/15/2048	5.000%	1,185,000	1,213,952
Maricopa County Industrial Development Authority
Refunding Revenue Bonds
Horizon Community Learning Center
Series 2016
07/01/2035	5.000%	2,325,000	2,354,699
Legacy Traditional Schools Project
Series 2019
07/01/2039	5.000%	1,000,000	1,029,388
Paradise Schools Project
Series 2016
07/01/2047	5.000%	1,225,000	1,227,966
Revenue Bonds
Reid Traditional Schools Project
Series 2016
07/01/2036	5.000%	750,000	781,140
Total			40,673,986
Arkansas 0.1%
City of Springdale Sales & Use Tax
Prerefunded 11/01/22 Revenue Bonds
Series 2012
11/01/2028	5.000%	1,000,000	1,008,659
University of Arkansas
Prerefunded 11/01/24 Revenue Bonds
Various Facilities - Fayetteville Campus
Series 2015
11/01/2030	5.000%	1,000,000	1,073,129
Total			2,081,788
California 11.4%
Alvord Unified School District(f)
Unlimited General Obligation Bonds
2007 Election
Series 2011B (AGM)
08/01/2046	0.000%	1,150,000	1,263,215
Bay Area Toll Authority(e)
Revenue Bonds
San Francisco Bay Area Toll Bridge
Series 2013 (Mandatory Put 04/01/27)
Muni Swap Index Yield + 1.250% 04/01/2036	2.580%	5,000,000	5,036,930
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Burbank Unified School District(f)
Prerefunded 02/01/25 Unlimited General Obligation Bonds
Convertible
Series 2015A
08/01/2031	0.000%	1,325,000	1,362,944
California Educational Facilities Authority
Revenue Bonds
Chapman University
Series 2015
04/01/2028	5.000%	1,000,000	1,067,991
04/01/2029	5.000%	1,650,000	1,757,318
04/01/2030	5.000%	1,700,000	1,806,589
California Health Facilities Financing Authority
Prerefunded 07/01/23 Revenue Bonds
St. Joseph Health System
Series 2013A
07/01/2037	5.000%	2,000,000	2,062,495
Prerefunded 11/15/25 Revenue Bonds
Sutter Health Obligation Group
Series 2016A
11/15/2033	5.000%	5,000,000	5,526,371
Refunding Revenue Bonds
Children’s Hospital
Series 2017A
08/15/2042	5.000%	1,000,000	1,042,854
El Camino Hospital
Series 2015A
02/01/2029	5.000%	1,485,000	1,584,515
Revenue Bonds
El Camino Hospital
Series 2017
02/01/2034	5.000%	1,750,000	1,914,514
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2042	5.000%	1,500,000	1,583,263
Revenue Bonds
National University
Series 2019A
04/01/2037	5.000%	1,470,000	1,631,425
California School Finance Authority(a)
Refunding Revenue Bonds
Aspire Public School
Series 2016
08/01/2036	5.000%	1,910,000	1,974,413
Revenue Bonds
Aspire Public Schools Obligation Group
Series 2021
08/01/2041	4.000%	500,000	485,459

2	Columbia Intermediate Duration Municipal Bond Fund | Third Quarter Report 2022

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund (formerly Columbia Intermediate Municipal Bond Fund), July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California State Public Works Board
Revenue Bonds
Various Capital Projects
Series 2013I
11/01/2028	5.250%	9,225,000	9,607,933
11/01/2029	5.000%	5,000,000	5,186,545
11/01/2031	5.500%	2,930,000	3,053,936
Various Correctional Facilities
Series 2014A
09/01/2031	5.000%	15,350,000	16,252,288
California Statewide Communities Development Authority
Prerefunded 10/01/24 Revenue Bonds
Henry Mayo Newhall Memorial Hospital
Series 2014A (AGM)
10/01/2034	5.000%	5,000,000	5,348,614
Revenue Bonds
Methodist Hospital of Southern California
Series 2018
01/01/2038	5.000%	3,000,000	3,178,816
Series 2017
05/15/2033	5.000%	1,350,000	1,416,592
05/15/2034	5.000%	1,000,000	1,047,546
05/15/2035	5.000%	2,200,000	2,302,644
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/2030	5.000%	1,910,000	2,089,297
11/15/2031	5.000%	1,000,000	1,089,379
11/15/2032	5.000%	1,610,000	1,748,224
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2035	4.000%	1,000,000	993,597
Del Mar Race Track Authority
Refunding Revenue Bonds
Series 2015
10/01/2035	5.000%	2,665,000	2,651,103
Escondido Union High School District(f)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2008
Series 2009A (AGM)
08/01/2031	0.000%	480,000	365,955
Escondido Union High School District(g)
Unlimited General Obligation Bonds
Convertible
Series 2011
08/01/2032	5.450%	1,250,000	1,362,606
Fresno Unified School District
Unlimited General Obligation Refunding Bonds
Series 2002A (MBIA)
08/01/2026	6.000%	2,315,000	2,475,260
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Golden State Tobacco Securitization Corp.
Prerefunded 06/01/25 Asset-Backed Revenue Bonds
Series 2015A
06/01/2033	5.000%	5,250,000	5,732,180
Prerefunded 06/01/27 Revenue Bonds
Series 2017A-1
06/01/2028	5.000%	1,000,000	1,148,400
06/01/2029	5.000%	1,000,000	1,148,400
Hartnell Community College District(f)
Unlimited General Obligation Refunding Bonds
Capital Appreciation Serial Bonds
Series 2015A
08/01/2035	0.000%	2,650,000	1,635,242
La Quinta Redevelopment Agency Successor Agency
Prerefunded 09/01/23 Tax Allocation Bonds
Redevelopment Project
Subordinated Series 2013A
09/01/2029	5.000%	5,000,000	5,180,585
Lakeside Union School District/Kern County(f)
Unlimited General Obligation Bonds
Capital Appreciation - Election
Series 2009 Escrowed to Maturity (AGM)
09/01/2027	0.000%	5,000	4,503
Los Angeles County Sanitation Districts Financing Authority
Refunding Revenue Bonds
Capital Projects - District #14
Subordinated Series 2015
10/01/2033	5.000%	4,000,000	4,357,784
Manteca Unified School District(f)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2004
Series 2006 (NPFGC)
08/01/2024	0.000%	5,000,000	4,789,930
Mount Diablo Unified School District(g)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2010
Series 2010A (AGM)
08/01/2035	5.750%	2,125,000	2,338,459
Norman Y Mineta San Jose International Airport SJC
Refunding Revenue Bonds
Series 2017B
03/01/2042	5.000%	1,665,000	1,795,361
Norman Y. Mineta San Jose International Airport(b)
Refunding Revenue Bonds
Series 2017A
03/01/2041	5.000%	1,000,000	1,065,382
Pasadena Public Financing Authority(f)
Revenue Bonds
Capital Appreciation - Rose Bowl
Series 2010A
03/01/2029	0.000%	2,000,000	1,656,551

Columbia Intermediate Duration Municipal Bond Fund | Third Quarter Report 2022	3

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund (formerly Columbia Intermediate Municipal Bond Fund), July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pico Rivera Water Authority
Revenue Bonds
Water System Project
Series 1999A (NPFGC)
05/01/2029	5.500%	2,260,000	2,472,279
Rancho Santiago Community College District(f)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2002
Series 2006C (AGM)
09/01/2031	0.000%	28,000,000	21,283,769
Sacramento Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Subordinated Series 2015A (BAM)
12/01/2027	5.000%	235,000	257,046
12/01/2028	5.000%	425,000	464,559
12/01/2030	5.000%	1,000,000	1,090,938
12/01/2031	5.000%	2,000,000	2,178,900
San Francisco City & County Airport Commission - San Francisco International Airport(b)
Revenue Bonds
Series 2019E
05/01/2045	5.000%	13,500,000	14,595,696
San Joaquin Hills Transportation Corridor Agency(f)
Revenue Bonds
Senior Lien
Series 1993 Escrowed to Maturity
01/01/2025	0.000%	22,405,000	21,439,940
San Jose Financing Authority
Prerefunded 06/01/23 Revenue Bonds
Civic Center Project
Series 2013A
06/01/2029	5.000%	5,000,000	5,144,696
06/01/2039	5.000%	1,435,000	1,476,528
San Jose Unified School District(f)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2002
Series 2006C (NPFGC)
08/01/2027	0.000%	1,495,000	1,323,807
State of California
Unlimited General Obligation Bonds
Series 2015
03/01/2033	5.000%	2,500,000	2,678,913
Tustin Community Facilities District
Refunding Special Tax Bonds
Legacy Villages of Columbus #06-1
Series 2015
09/01/2031	5.000%	1,000,000	1,062,858
09/01/2033	5.000%	1,250,000	1,322,652
Vallejo City Unified School District
Unlimited General Obligation Refunding Bonds
Series 2002A (MBIA)
08/01/2025	5.900%	1,225,000	1,277,141
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Walnut Creek Elementary School District Contra Costa County(f)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2002
Series 2010E
09/01/2023	0.000%	1,560,000	1,528,552
WateReuse Finance Authority
Refunding Revenue Bonds
Vallejo Sanitation and Flood
Series 2014 (BAM)
05/01/2036	5.500%	2,635,000	2,788,331
Westminster School District(f)
Prerefunded 08/01/23 Unlimited General Obligation Bonds
Election of 2008
Series 2013 (BAM)
08/01/2048	0.000%	7,045,000	1,238,932
Total			204,748,945
Colorado 3.4%
Adams County School District No. 14
Prerefunded 12/01/24 Unlimited General Obligation Bonds
Series 2015
12/01/2027	5.000%	500,000	537,820
Arkansas River Power Authority
Refunding Revenue Bonds
Series 2018A
10/01/2038	5.000%	2,250,000	2,392,974
City & County of Denver
Revenue Bonds
Series 2018A-1
08/01/2041	5.000%	8,000,000	8,731,154
City & County of Denver Airport System
Prerefunded 11/15/22 Revenue Bonds
Series 2012B
11/15/2032	5.000%	10,000,000	10,101,693
City & County of Denver Airport System(b)
Refunding Revenue Bonds
Series 2017A
11/15/2030	5.000%	5,010,000	5,534,518
System
Subordinated Series 2018A
12/01/2048	5.000%	3,000,000	3,231,120
Colorado Bridge Enterprise(b)
Revenue Bonds
Central 70 Project
Series 2017
12/31/2028	4.000%	2,760,000	2,941,153
Colorado Health Facilities Authority
Prerefunded 06/01/27 Revenue Bonds
Evangelical Lutheran Good Samaritan Society
Series 2017
06/01/2030	5.000%	2,000,000	2,270,983

4	Columbia Intermediate Duration Municipal Bond Fund | Third Quarter Report 2022

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund (formerly Columbia Intermediate Municipal Bond Fund), July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Evangelical Lutheran Good Samaritan Society
Series 2017
06/01/2047	5.000%	1,000,000	1,135,492
Prerefunded 12/01/22 Revenue Bonds
Covenant Retirement Communities
Series 2012A
12/01/2027	5.000%	4,000,000	4,046,104
Refunding Revenue Bonds
CommonSpirit Health
Series 2019A
08/01/2044	4.000%	2,000,000	1,963,073
08/01/2049	4.000%	2,265,000	2,196,171
Covenant Retirement Communities
Series 2015
12/01/2023	5.000%	215,000	220,685
12/01/2026	5.000%	1,860,000	1,952,135
12/01/2028	5.000%	1,000,000	1,042,474
12/01/2030	5.000%	1,400,000	1,450,901
Revenue Bonds
Parkview Medical Center, Inc. Project
Series 2020
09/01/2045	4.000%	1,000,000	947,648
09/01/2050	4.000%	1,500,000	1,387,136
E-470 Public Highway Authority(e)
Refunding Revenue Bonds
Series 2021B (Mandatory Put 09/01/24)
0.7 x SOFR + 0.350% 09/01/2039	1.878%	2,000,000	1,983,732
Park Creek Metropolitan District
Refunding Revenue Bonds
Senior Limited Property Tax
Series 2015
12/01/2030	5.000%	1,895,000	2,054,444
Refunding Tax Allocation Bonds
Limited Property Tax
Series 2015
12/01/2032	5.000%	1,500,000	1,620,203
Regional Transportation District
Certificate of Participation
Series 2015
06/01/2027	5.000%	2,925,000	3,159,863
Total			60,901,476
Connecticut 1.3%
Connecticut State Health & Educational Facilities Authority
Refunding Revenue Bonds
Fairfield University
Series 2018S
07/01/2029	5.000%	1,000,000	1,124,707
Nuvance Health Issue Services
Series 2019A
07/01/2038	4.000%	5,430,000	5,291,292
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Connecticut
Unlimited General Obligation Bonds
Series 2016A
03/15/2027	5.000%	2,155,000	2,385,207
Series 2017A
04/15/2034	5.000%	3,000,000	3,293,756
Series 2019A
04/15/2036	5.000%	2,200,000	2,485,268
University of Connecticut
Revenue Bonds
Series 2016A
03/15/2032	5.000%	2,000,000	2,173,715
Series 2017A
01/15/2033	5.000%	4,000,000	4,380,881
Series 2019A
11/01/2036	5.000%	1,485,000	1,659,353
Total			22,794,179
Delaware 0.2%
City of Wilmington
Unlimited General Obligation Bonds
Series 2013A
10/01/2025	5.000%	3,715,000	3,853,549
District of Columbia 2.6%
District of Columbia
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/2030	5.000%	3,000,000	3,190,855
Friendship Public Charter School
Series 2016
06/01/2036	5.000%	4,815,000	4,981,824
06/01/2046	5.000%	1,385,000	1,414,851
Revenue Bonds
KIPP DC Project
Series 2019
07/01/2044	4.000%	3,480,000	3,300,193
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2049	4.000%	1,000,000	949,229
Metropolitan Washington Airports Authority Dulles Toll Road(f)
Revenue Bonds
Capital Appreciation - 2nd Senior Lien
Series 2009B (AGM)
10/01/2024	0.000%	20,980,000	19,948,565
10/01/2025	0.000%	7,500,000	6,933,687
10/01/2026	0.000%	5,000,000	4,488,784

Columbia Intermediate Duration Municipal Bond Fund | Third Quarter Report 2022	5

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund (formerly Columbia Intermediate Municipal Bond Fund), July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington Convention & Sports Authority
Refunding Revenue Bonds
Series 2018A
10/01/2030	5.000%	1,500,000	1,700,661
Total			46,908,649
Florida 4.9%
Central Florida Expressway Authority
Refunding Revenue Bonds
Senior Lien
Series 2017 (BAM)
07/01/2041	4.000%	4,000,000	4,049,852
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
Series 2018
11/15/2048	5.000%	1,750,000	1,827,518
Series 2018A
11/15/2043	5.000%	1,085,000	1,138,564
City of Lakeland Department of Electric Utilities
Refunding Revenue Bonds
Series 2010 (AGM)
10/01/2028	5.250%	1,250,000	1,487,137
City of Orlando Tourist Development Tax
Refunding Revenue Bonds
Senior Lien - Tourist Development
Series 2017 (AGM)
11/01/2035	5.000%	2,270,000	2,506,748
City of Tampa(f)
Revenue Bonds
Capital Appreciation
Series 2020A
09/01/2034	0.000%	650,000	416,743
County of Broward Airport System(b)
Revenue Bonds
Series 2015A
10/01/2026	5.000%	750,000	810,067
10/01/2031	5.000%	1,000,000	1,060,878
County of Miami-Dade Aviation
Refunding Revenue Bonds
Series 2014B
10/01/2025	5.000%	800,000	851,488
10/01/2032	5.000%	6,620,000	6,961,486
County of Miami-Dade Aviation(b)
Revenue Bonds
Series 2019A
10/01/2044	4.000%	1,000,000	975,726
County of Miami-Dade Rickenbacker Causeway
Revenue Bonds
Series 2014
10/01/2033	5.000%	1,215,000	1,253,013
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Miami-Dade Water & Sewer System
Revenue Bonds
Series 2017A
10/01/2033	5.000%	2,000,000	2,141,861
County of Osceola Transportation(f)
Refunding Revenue Bonds
Series 2020A-2
10/01/2034	0.000%	1,850,000	1,089,581
Series 2020A-2 (AGM)
10/01/2030	0.000%	1,200,000	857,841
Emerald Coast Utilities Authority
Refunding Revenue Bonds
Utility System
Series 2015 (BAM)
01/01/2032	5.000%	1,445,000	1,543,376
Halifax Hospital Medical Center
Refunding Revenue Bonds
Series 2016
06/01/2026	5.000%	1,525,000	1,657,069
06/01/2027	5.000%	1,295,000	1,404,632
Hillsborough County Aviation Authority
Prerefunded 10/01/24 Revenue Bonds
Tampa International Airport
Subordinated Series 2015B
10/01/2031	5.000%	1,600,000	1,711,203
10/01/2032	5.000%	2,300,000	2,459,855
Miami-Dade County Educational Facilities Authority
Refunding Revenue Bonds
University of Miami
Series 2015A
04/01/2031	5.000%	2,000,000	2,100,473
Mid-Bay Bridge Authority
Refunding Revenue Bonds
Series 2015A
10/01/2030	5.000%	2,150,000	2,258,761
Monroe County School District
Refunding Certificate of Participation
Series 2018A
06/01/2034	5.000%	1,000,000	1,114,926
Orange County School Board
Refunding Certificate of Participation
Series 2016C
08/01/2033	5.000%	5,000,000	5,523,027
Palm Beach County Health Facilities Authority
Revenue Bonds
Lifespace Communities, Inc.
Series 2018
05/15/2036	5.000%	2,550,000	2,582,268
05/15/2037	5.000%	2,500,000	2,523,102

6	Columbia Intermediate Duration Municipal Bond Fund | Third Quarter Report 2022

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund (formerly Columbia Intermediate Municipal Bond Fund), July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pasco County School Board
Refunding Certificate of Participation
Series 2015A
08/01/2026	5.000%	4,620,000	5,027,382
08/01/2027	5.000%	2,500,000	2,716,637
Polk County Industrial Development Authority
Refunding Revenue Bonds
Carpenter’s Home Estates
Series 2019
01/01/2029	5.000%	675,000	707,878
01/01/2039	5.000%	300,000	308,868
01/01/2049	5.000%	1,000,000	1,017,499
Sarasota County Health Facilities Authority
Refunding Revenue Bonds
Village of Isle Project
Series 2016
01/01/2030	5.000%	750,000	766,337
01/01/2031	5.000%	935,000	953,490
01/01/2032	5.000%	1,100,000	1,119,550
Sarasota County Public Hospital District
Revenue Bonds
Memorial Hospital District
Series 2018
07/01/2041	5.000%	5,000,000	5,341,126
School Board of Miami-Dade County (The)
Refunding Certificate of Participation
Series 2015A
05/01/2030	5.000%	2,500,000	2,652,690
Seminole County Industrial Development Authority
Refunding Revenue Bonds
Legacy Pointe at UCF Project
Series 2019
11/15/2025	3.750%	3,000,000	2,849,116
Southeast Overtown Park West Community Redevelopment Agency(a)
Tax Allocation Bonds
Series 2014A-1
03/01/2030	5.000%	2,925,000	3,017,236
St. Johns County Industrial Development Authority
Refunding Revenue Bonds
Vicar’s Landing Project
Series 2021
12/15/2041	4.000%	500,000	415,999
12/15/2046	4.000%	500,000	397,681
12/15/2050	4.000%	500,000	387,518
Sterling Hill Community Development District(h)
Special Assessment Bonds
Series 2003B
11/01/2010	0.000%	137,786	74,405
Volusia County Educational Facility Authority
Refunding Revenue Bonds
Embry Riddle Aeronautical University
Series 2020
10/15/2044	5.000%	5,850,000	6,338,797
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2015B
10/15/2030	5.000%	1,510,000	1,590,400
Total			87,989,804
Georgia 4.5%
Burke County Development Authority
Revenue Bonds
Georgia Power Co. Plant Vogtle Project
Series 2019 (Mandatory Put 05/25/23)
10/01/2032	2.250%	3,000,000	2,989,964
City of Atlanta Department of Aviation
Refunding Revenue Bonds
General
Subordinated Series 2014
01/01/2031	5.000%	1,000,000	1,038,445
01/01/2033	5.000%	1,000,000	1,035,885
01/01/2034	5.000%	1,000,000	1,034,948
General - Subordinated Lien
Series 2014
01/01/2032	5.000%	4,500,000	4,665,795
City of Atlanta Water & Wastewater
Revenue Bonds
Series 2018B
11/01/2043	5.000%	3,000,000	3,315,536
Development Authority of Burke County (The)
Revenue Bonds
Georgia Power Co. Plant Vogtle Project
Series 2019 (Mandatory Put 03/12/24)
11/01/2048	2.925%	4,250,000	4,256,789
Development Authority of Monroe County (The)
Revenue Bonds
Georgia Power Co. Plant Scherer Project
Series 2019
07/01/2025	2.250%	3,000,000	2,937,610
Fulton County Development Authority
Refunding Revenue Bonds
Spelman College
Series 2015
06/01/2032	5.000%	3,630,000	3,887,292
Gainesville & Hall County Development Authority
Refunding Revenue Bonds
Riverside Military Academy
Series 2017
03/01/2027	5.000%	500,000	461,721
03/01/2037	5.000%	2,500,000	2,031,706
03/01/2052	5.125%	2,925,000	2,171,782
Gainesville & Hall County Hospital Authority
Refunding Revenue Bonds
Northeast Georgia Health System, Inc. Project
Series 2017
02/15/2037	5.000%	2,000,000	2,128,342

Columbia Intermediate Duration Municipal Bond Fund | Third Quarter Report 2022	7

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund (formerly Columbia Intermediate Municipal Bond Fund), July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Northeast Georgia Health Systems, Inc.
Series 2017
02/15/2036	5.000%	1,500,000	1,601,739
02/15/2042	5.000%	3,000,000	3,162,677
Series 2020
02/15/2040	4.000%	7,000,000	7,067,470
Georgia State Road & Tollway Authority(a),(f)
Prerefunded 06/01/24 Revenue Bonds
I-75 S Express Lanes Project
Series 2014
06/01/2034	0.000%	3,750,000	1,959,722
Revenue Bonds
I-75 S Express Lanes Project
Series 2014 Escrowed to Maturity
06/01/2024	0.000%	315,000	299,471
Main Street Natural Gas, Inc.(e)
Revenue Bonds
Series 2018B (Mandatory Put 09/01/23)
0.7 x 1-month USD LIBOR + 0.750% 04/01/2048	1.897%	11,500,000	11,411,534
Series 2018D (Mandatory Put 12/01/23)
0.7 x 1-month USD LIBOR + 0.830% 08/01/2048	1.977%	500,000	494,626
Series 2018E (Mandatory Put 12/01/23)
Muni Swap Index Yield + 0.570% 08/01/2048	1.900%	10,000,000	9,957,511
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2019A
05/15/2030	5.000%	2,750,000	3,004,063
05/15/2031	5.000%	4,000,000	4,346,514
Series 2019B (Mandatory Put 12/02/24)
08/01/2049	4.000%	6,000,000	6,245,587
Total			81,506,729
Guam 0.1%
Territory of Guam(i)
Refunding Revenue Bonds
Section 30
Series 2016A
12/01/2032	5.000%	1,310,000	1,407,568
12/01/2033	5.000%	1,000,000	1,071,648
Total			2,479,216
Idaho 0.1%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2021
10/01/2031	3.800%	2,100,000	1,874,991
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Illinois 18.5%
Bureau County Township High School District No. 502
Prerefunded 12/01/23 Unlimited General Obligation Bonds
Series 2013A (BAM)
10/01/2043	6.625%	3,400,000	3,622,742
Chicago Board of Education
Revenue Bonds
Series 2017
04/01/2046	6.000%	1,500,000	1,623,808
Series 2018
04/01/2042	5.000%	1,500,000	1,565,832
04/01/2046	5.000%	1,250,000	1,297,381
Chicago Housing Authority
Revenue Bonds
Series 2018A (HUD)
01/01/2023	5.000%	710,000	718,152
01/01/2037	5.000%	2,500,000	2,724,730
Chicago Midway International Airport
Refunding Revenue Bonds
2nd Lien
Series 2014B
01/01/2029	5.000%	6,150,000	6,366,609
Chicago O’Hare International Airport
General Obligation Refunding Bonds
Senior Lien
Series 2016B
01/01/2033	5.000%	2,000,000	2,144,828
Refunding Revenue Bonds
General Senior Lien
Series 2017B
01/01/2038	5.000%	2,290,000	2,476,805
Chicago O’Hare International Airport(b)
Refunding Revenue Bonds
Senior Lien
Series 2018
01/01/2037	5.000%	1,200,000	1,294,781
Series 2018A
01/01/2038	5.000%	4,250,000	4,564,820
01/01/2039	5.000%	1,250,000	1,340,069
Series 2015A
01/01/2026	5.000%	1,500,000	1,588,637
01/01/2031	5.000%	1,000,000	1,048,320
Chicago Park District
Limited General Obligation Bonds
Series 2016A
01/01/2040	5.000%	1,000,000	1,051,092
Limited General Obligation Refunding Bonds
Limited Tax
Series 2014B
01/01/2028	5.000%	2,500,000	2,583,330

8	Columbia Intermediate Duration Municipal Bond Fund | Third Quarter Report 2022

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund (formerly Columbia Intermediate Municipal Bond Fund), July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016B
01/01/2031	5.000%	1,790,000	1,908,209
Chicago Transit Authority
Revenue Bonds
Second Lien
Series 2017
12/01/2046	5.000%	3,000,000	3,155,698
Chicago Transit Authority Sales Tax Receipts Fund
Refunding Revenue Bonds
Second Lien
Junior Subordinated Series 2020A
12/01/2050	4.000%	3,000,000	2,933,374
City of Chicago
Unlimited General Obligation Bonds
Series 2015A Escrowed to Maturity
01/01/2023	5.000%	5,000,000	5,073,709
Series 2017A
01/01/2038	6.000%	10,000,000	10,880,225
Series 2019A
01/01/2040	5.000%	6,500,000	6,826,897
01/01/2044	5.000%	11,750,000	12,251,210
Unlimited General Obligation Refunding Bonds
Series 2020A
01/01/2028	5.000%	6,000,000	6,514,147
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Junior Subordinated Series 2017B
01/01/2032	5.000%	2,000,000	2,180,209
01/01/2035	5.000%	3,310,000	3,566,650
Series 2015C
01/01/2031	5.000%	3,715,000	3,912,274
01/01/2039	5.000%	500,000	520,190
Series 2017B
01/01/2033	5.000%	2,500,000	2,716,856
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2016
11/01/2025	5.000%	2,000,000	2,147,679
11/01/2027	5.000%	3,750,000	4,069,142
Revenue Bonds
2nd Lien
Junior Subordinated Series 2016A-1
11/01/2027	5.000%	1,000,000	1,080,944
11/01/2029	5.000%	1,000,000	1,069,967
Series 2016A-1
11/01/2028	5.000%	1,000,000	1,075,273
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Springfield Electric
Refunding Revenue Bonds
Senior Lien
Series 2015
03/01/2028	5.000%	1,000,000	1,067,384
03/01/2029	5.000%	1,000,000	1,064,794
Cook County Community Consolidated School District No. 65 Evanston(f)
Unlimited General Obligation Bonds
Limited Tax
Series 2014
12/01/2027	0.000%	300,000	246,388
12/01/2029	0.000%	400,000	297,109
12/01/2030	0.000%	1,130,000	799,141
12/01/2031	0.000%	1,500,000	1,005,973
Cook County School District No. 144 Prairie Hills(f)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2011C (AGM)
12/01/2028	0.000%	2,830,000	2,310,241
12/01/2029	0.000%	2,580,000	2,019,399
Cook County School District No. 83 Mannheim
Unlimited General Obligation Bonds
School
Series 2013
06/01/2033	5.625%	2,980,000	3,592,301
Cook County Township High School District No. 220 Reavis
Prerefunded 12/01/23 Limited General Obligation Bonds
School
Series 2013
12/01/2030	6.000%	1,000,000	1,056,639
Series 2013 (BAM)
12/01/2031	6.000%	2,035,000	2,150,261
12/01/2032	6.000%	2,160,000	2,282,341
06/01/2033	6.000%	2,235,000	2,361,589
County of Cook
Unlimited General Obligation Refunding Bonds
Series 2013B (BAM)
11/15/2023	5.000%	1,000,000	1,042,821
Series 2016A
11/15/2028	5.000%	3,150,000	3,468,987
11/15/2031	5.000%	2,750,000	3,001,562
County of Cook Sales Tax
Refunding Revenue Bonds
Series 2018
11/15/2035	5.250%	1,520,000	1,705,972
11/15/2036	5.250%	3,000,000	3,358,588
Illinois Finance Authority
Improvement Refunding Bonds
Chicago International
Series 2017
12/01/2037	5.000%	1,000,000	1,047,577
12/01/2047	5.000%	1,000,000	1,029,908

Columbia Intermediate Duration Municipal Bond Fund | Third Quarter Report 2022	9

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund (formerly Columbia Intermediate Municipal Bond Fund), July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prerefunded 01/01/27 Revenue Bonds
Edward-Elmhurst Healthcare
Series 2017
01/01/2036	5.000%	2,000,000	2,255,004
Prerefunded 01/01/28 Revenue Bonds
Edward-Elmhurst Healthcare
Series 2018
01/01/2044	5.000%	5,000,000	5,762,520
Prerefunded 05/15/25 Revenue Bonds
Plymouth Place
Series 2015
05/15/2030	5.000%	1,000,000	1,083,208
Refunding Revenue Bonds
Lifespace Communities
Series 2015
05/15/2023	5.000%	445,000	450,766
OSF Healthcare System
Series 2015A
11/15/2026	5.000%	1,000,000	1,083,852
11/15/2027	5.000%	500,000	540,607
Plymouth Place
Series 2015 Escrowed to Maturity
05/15/2025	5.000%	630,000	666,630
Rush University Medical Center
Series 2015A
11/15/2032	5.000%	10,000,000	10,570,766
Series 2018A
05/15/2043	5.000%	5,000,000	5,324,336
Revenue Bonds
University of Illinois at Urbana-Champaign Project
Series 2019
10/01/2049	5.000%	1,250,000	1,381,263
Illinois Municipal Electric Agency
Refunding Revenue Bonds
Series 2015A
02/01/2030	5.000%	12,060,000	13,079,393
Illinois State Toll Highway Authority
Refunding Revenue Bonds
Series 2016A
12/01/2032	5.000%	7,790,000	8,429,753
Series 2019A
01/01/2031	5.000%	500,000	579,373
Revenue Bonds
Series 2014C
01/01/2032	5.000%	9,600,000	10,183,125
Unrefunded Revenue Bonds
Series 2016A
12/01/2031	4.000%	5,000,000	5,242,147
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kane & DeKalb Counties Community Unit School District No. 302 Kaneland(f)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2004 (NPFGC)
02/01/2023	0.000%	5,450,000	5,393,755
Kane Cook & DuPage Counties School District No. U-46 Elgin
Unlimited General Obligation Refunding Bonds
Series 2015D
01/01/2032	5.000%	1,800,000	1,877,548
01/01/2033	5.000%	2,000,000	2,085,592
Kane Cook & DuPage Counties School District No. U-46 Elgin(f)
Unrefunded Unlimited General Obligation Bonds
Series 2003B (AMBAC)
01/01/2023	0.000%	650,000	644,925
Kane McHenry Cook & De Kalb Counties Unit School District No. 300
Unlimited General Obligation Refunding Bonds
Series 2015
01/01/2023	5.000%	1,000,000	1,014,155
01/01/2024	5.000%	1,000,000	1,045,804
01/01/2026	5.000%	4,000,000	4,305,671
Metropolitan Pier & Exposition Authority(f)
Refunding Revenue Bonds
Capital Appreciation - McCormick Place Expansion Project
Series 1996A (NPFGC)
06/15/2024	0.000%	1,000,000	951,889
Revenue Bonds
McCormick Place Expansion
Series 2002 Escrowed to Maturity (NPFGC)
12/15/2023	0.000%	20,000	19,498
Series 2002A (NPFGC)
12/15/2023	0.000%	835,000	806,514
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion
Series 2002 (NPFGC)
06/15/2023	5.700%	1,820,000	1,872,663
Revenue Bonds
McCormick Place Expansion
Series 2002 Escrowed to Maturity (NPFGC)
06/15/2023	5.700%	1,710,000	1,768,914
Railsplitter Tobacco Settlement Authority
Revenue Bonds
Series 2017
06/01/2027	5.000%	4,185,000	4,588,895
Sales Tax Securitization Corp.
Refunding Revenue Bonds
Sales Tax Securitization
Series 2017
01/01/2029	5.000%	1,000,000	1,118,374
01/01/2030	5.000%	1,450,000	1,614,782

10	Columbia Intermediate Duration Municipal Bond Fund | Third Quarter Report 2022

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund (formerly Columbia Intermediate Municipal Bond Fund), July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Senior Lien
Series 2020A
01/01/2030	5.000%	2,000,000	2,303,186
Series 2018A
01/01/2031	5.000%	2,000,000	2,218,349
Series 2018C
01/01/2043	5.250%	5,000,000	5,505,243
South Suburban College Community School District No. 510(f)
Limited General Obligation Bonds
Capital Appreciation - Limited Tax
Series 2009 (AGM)
12/01/2025	0.000%	1,000,000	919,150
Southwestern Illinois Development Authority
Revenue Bonds
Local Government - Southwestern Illinois Flood Prevention District Council Project
Subordinated Series 2016
10/15/2029	5.000%	1,780,000	1,941,372
10/15/2032	5.000%	1,335,000	1,454,728
State of Illinois
Revenue Bonds
Junior Obligations
Series 2018B
06/15/2034	5.000%	5,000,000	5,368,075
Unlimited General Obligation Bonds
Series 2013
07/01/2026	5.500%	10,100,000	10,416,525
Series 2013A
04/01/2024	5.000%	500,000	510,105
Series 2013A (AGM)
04/01/2028	5.000%	3,205,000	3,263,843
Series 2014
02/01/2031	5.250%	5,000,000	5,152,012
Series 2016
06/01/2026	5.000%	5,000,000	5,428,273
11/01/2030	5.000%	1,000,000	1,070,270
Series 2019B
11/01/2034	4.000%	5,000,000	5,013,012
Series 2020
05/01/2039	5.500%	4,000,000	4,461,011
05/01/2045	5.750%	2,000,000	2,243,792
Series 2020C
05/01/2030	5.500%	1,500,000	1,726,499
Series 2021A
03/01/2038	4.000%	3,000,000	2,922,885
Unlimited General Obligation Refunding Bonds
Series 2016
02/01/2026	5.000%	7,000,000	7,569,577
Series 2018A
10/01/2029	5.000%	2,400,000	2,642,521
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018B
10/01/2027	5.000%	2,300,000	2,533,013
10/01/2029	5.000%	5,000,000	5,505,251
Will County Community High School District No. 210 Lincoln-Way
Unlimited General Obligation Refunding Bonds
Series 2013A
01/01/2027	5.000%	1,250,000	1,266,344
01/01/2030	5.000%	2,000,000	2,030,692
Will County Community Unit School District No. 201-U Crete-Monee(f)
Unlimited General Obligation Bonds
Series 2004 Escrowed to Maturity (NPFGC)
11/01/2022	0.000%	10,000	9,962
Will County School District No. 114 Manhattan(f)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2005 (NPFGC)
12/01/2023	0.000%	1,285,000	1,242,634
Will Grundy Etc. Counties Community College District No. 525
Prerefunded 12/01/23 Unlimited General Obligation Bonds
Alternative Revenue Source
Series 2013
06/01/2036	5.250%	3,400,000	3,564,701
Winnebago & Boone Counties School District No. 205 Rockford
Prerefunded 02/01/23 Unlimited General Obligation Bonds
Series 2013
02/01/2027	4.000%	4,680,000	4,738,741
Total			331,567,052
Indiana 0.9%
City of Indianapolis Thermal Energy System
Refunding Revenue Bonds
1st Lien
Series 2014A
10/01/2032	5.000%	1,400,000	1,494,216
City of Rockport
Refunding Revenue Bonds
Power Company Project
Series 2018A
06/01/2025	3.050%	2,100,000	2,156,029
Franklin Township-Marion County Multiple School Building Corp.
Prerefunded 01/15/23 Revenue Bonds
1st Mortgage
Series 2012B
07/15/2029	5.000%	2,565,000	2,605,787
Indiana Bond Bank(e)
Revenue Bonds
BMA Index
Series 2007B-2
Muni Swap Index Yield + 0.660% 10/15/2022	1.990%	1,650,000	1,648,229

Columbia Intermediate Duration Municipal Bond Fund | Third Quarter Report 2022	11

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund (formerly Columbia Intermediate Municipal Bond Fund), July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Indiana Finance Authority
Revenue Bonds
BHI Senior Living
Series 2016A
11/15/2046	5.250%	2,500,000	2,578,979
Series 2018
11/15/2038	5.000%	2,000,000	2,090,644
Ohio Valley Electric Corp. Project
Series 2020
11/01/2030	3.000%	2,000,000	1,891,889
11/01/2030	3.000%	1,000,000	945,945
Steuben Lakes Regional Waste District
Prerefunded 09/01/23 Revenue Bonds
Series 2014
09/01/2024	5.000%	1,225,000	1,269,780
Total			16,681,498
Iowa 0.5%
Iowa Finance Authority
Revenue Bonds
Lifespace Communities
Series 2016
05/15/2036	5.000%	4,065,000	4,106,561
Lifespace Communities, Inc.
Series 2018A
05/15/2043	5.000%	1,000,000	992,262
Northcrest, Inc. Project
Series 2018A
03/01/2048	5.000%	1,250,000	1,248,156
PEFA, Inc.
Revenue Bonds
Series 2019 (Mandatory Put 09/01/26)
09/01/2049	5.000%	3,000,000	3,168,596
Total			9,515,575
Kentucky 1.4%
Kentucky Economic Development Finance Authority
Revenue Bonds
Baptist Healthcare Systems
Series 2017B
08/15/2041	5.000%	3,500,000	3,680,302
Kentucky Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
09/01/2029	5.000%	4,000,000	4,348,993
Kentucky Public Energy Authority(e)
Revenue Bonds
Series 2019A-2 (Mandatory Put 06/01/25)
0.7 x 1-month USD LIBOR + 1.120% 12/01/2049	2.267%	7,000,000	6,773,502
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Louisville/Jefferson County Metropolitan Government
Refunding Revenue Bonds
Norton Healthcare, Inc.
Series 2016
10/01/2030	5.000%	1,300,000	1,407,817
10/01/2031	5.000%	3,500,000	3,779,283
Paducah Electric Plant Board
Refunding Revenue Bonds
Series 2016A (AGM)
10/01/2027	5.000%	2,000,000	2,253,267
10/01/2028	5.000%	1,850,000	2,083,480
Total			24,326,644
Louisiana 0.3%
City of Bossier City Utilities
Prerefunded 10/01/24 Revenue Bonds
Series 2014
10/01/2031	5.000%	1,160,000	1,241,904
City of Shreveport Water & Sewer
Refunding Revenue Bonds
Series 2014A (BAM)
12/01/2025	4.000%	2,210,000	2,318,708
Louisiana Public Facilities Authority
Refunding Revenue Bonds
Ochsner Clinic Foundation Project
Series 2017
05/15/2042	5.000%	2,500,000	2,624,389
Total			6,185,001
Maine 0.2%
Maine Health & Higher Educational Facilities Authority
Revenue Bonds
Main Health Services
Series 2018A
07/01/2043	5.000%	3,500,000	3,701,831
Maryland 1.0%
County of Anne Arundel
Limited General Obligation Bonds
Consolidated General Improvements
Series 2019
10/01/2031	5.000%	3,500,000	4,143,990
Maryland Economic Development Corp.
Tax Allocation Bonds
Port Covington Project
Series 2020
09/01/2030	3.250%	500,000	467,398
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/2028	5.000%	1,300,000	1,371,658

12	Columbia Intermediate Duration Municipal Bond Fund | Third Quarter Report 2022

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund (formerly Columbia Intermediate Municipal Bond Fund), July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Maryland
Unlimited General Obligation Refunding Bonds
Series 2017B
08/01/2026	5.000%	10,000,000	11,253,975
Total			17,237,021
Massachusetts 2.7%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Series 2018A
01/01/2035	5.000%	10,000,000	11,249,745
Series 2019A
01/01/2037	5.000%	850,000	962,861
Massachusetts Bay Transportation Authority(f)
Refunding Revenue Bonds
Series 2016A
07/01/2029	0.000%	3,500,000	2,898,993
Massachusetts Bay Transportation Authority Sales Tax
Revenue Bonds
Sustainability Bonds
Subordinated Series 2017
07/01/2046	5.000%	4,465,000	4,863,477
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Emerson College
Series 2017A
01/01/2034	5.000%	1,000,000	1,068,886
Foxborough Regional Charter
Series 2017
07/01/2037	5.000%	1,400,000	1,443,635
Lahey Clinic Obligation
Series 2015F
08/15/2031	5.000%	2,490,000	2,649,066
08/15/2032	5.000%	4,120,000	4,369,160
08/15/2033	5.000%	3,000,000	3,172,212
Simmons University
Series 2018L
10/01/2034	5.000%	2,390,000	2,573,836
10/01/2035	5.000%	2,000,000	2,149,707
Revenue Bonds
UMass Boston Student Housing Project
Series 2016
10/01/2032	5.000%	1,300,000	1,318,437
10/01/2036	5.000%	4,600,000	4,640,960
Massachusetts Development Finance Agency(a)
Refunding Revenue Bonds
Newbridge Charles, Inc.
Series 2017
10/01/2032	4.000%	2,000,000	2,075,857
10/01/2037	5.000%	500,000	526,275
10/01/2047	5.000%	500,000	526,008
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2018
11/15/2033	5.000%	975,000	1,046,040
Total			47,535,155
Michigan 2.6%
Fraser Public School District
Unlimited General Obligation Refunding Bonds
Series 2015
05/01/2025	5.000%	1,700,000	1,846,676
Great Lakes Water Authority Sewage Disposal System
Refunding Revenue Bonds
Senior Lien
Series 2018B
07/01/2029	5.000%	3,600,000	4,187,083
Marshall Public Schools
Unlimited General Obligation Refunding Bonds
Marshall Public School District
Series 2015
11/01/2028	4.000%	1,380,000	1,448,187
11/01/2029	4.000%	940,000	984,610
Michigan Finance Authority
Refunding Revenue Bonds
Henry Ford Health System
Series 2016
11/15/2041	5.000%	1,000,000	1,055,331
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2029	5.000%	950,000	1,023,259
07/01/2032	5.000%	1,500,000	1,602,094
07/01/2034	5.000%	500,000	532,726
Senior Lien - Great Lakes Water Authority
Series 2014C-6
07/01/2033	5.000%	800,000	836,210
Series 2014H-1
10/01/2026	5.000%	3,300,000	3,501,082
Revenue Bonds
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2026	5.000%	175,000	189,422
07/01/2027	5.000%	600,000	648,386
07/01/2033	5.000%	5,000,000	5,331,605
Multimodal-McLaren Health Care
Series 2019
02/15/2044	4.000%	4,000,000	4,010,046
Senior Lien - Great Lakes Water Authority
Series 2014 (AGM)
07/01/2029	5.000%	1,500,000	1,581,729
07/01/2030	5.000%	1,500,000	1,577,100
Series 2014C-3 (AGM)
07/01/2032	5.000%	1,000,000	1,046,984

Columbia Intermediate Duration Municipal Bond Fund | Third Quarter Report 2022	13

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund (formerly Columbia Intermediate Municipal Bond Fund), July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Michigan Strategic Fund(b)
Revenue Bonds
I-75 Improvement Project
Series 2018
12/31/2043	5.000%	3,400,000	3,458,019
Royal Oak Hospital Finance Authority
Prerefunded 03/01/24 Revenue Bonds
William Beaumont Hospital
Series 2014D
09/01/2032	5.000%	4,075,000	4,287,213
Wayne County Airport Authority(b)
Refunding Revenue Bonds
Series 2015F
12/01/2026	5.000%	3,000,000	3,241,613
Wayne County Airport Authority
Revenue Bonds
Detroit Metro
Series 2018
12/01/2036	5.000%	3,205,000	3,555,903
Series 2015D
12/01/2030	5.000%	1,250,000	1,351,108
Total			47,296,386
Minnesota 1.0%
City of Maple Grove
Refunding Revenue Bonds
Maple Grove Hospital Corp.
Series 2017
05/01/2029	5.000%	2,720,000	2,941,556
Duluth Economic Development Authority
Refunding Revenue Bonds
Essentia Health Obligation Group
Series 2018
02/15/2043	5.000%	1,000,000	1,052,344
Revenue Bonds
Benedictine Health System
Series 2021
07/01/2036	4.000%	3,000,000	2,837,110
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2029	5.000%	1,050,000	1,155,328
HealthPartners Obligation Group
Series 2015
07/01/2028	5.000%	6,400,000	6,798,768
Watertown-Mayer Independent School District No. 111(f)
Unlimited General Obligation Bonds
Series 2020A
02/01/2030	0.000%	2,475,000	2,001,175
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Woodbury Housing & Redevelopment Authority
Revenue Bonds
St. Therese of Woodbury
Series 2014
12/01/2034	5.000%	1,000,000	976,556
Total			17,762,837
Mississippi 0.8%
Mississippi Business Finance Corp.
Refunding Revenue Bonds
Pollution Control Project
Series 2019
09/01/2028	3.200%	4,000,000	4,016,890
Mississippi Hospital Equipment & Facilities Authority
Refunding Revenue Bonds
Forrest County General Hospital Project
Series 2019
01/01/2039	4.000%	1,500,000	1,527,344
01/01/2040	4.000%	1,100,000	1,117,540
State of Mississippi
Revenue Bonds
Series 2015E
10/15/2029	5.000%	3,500,000	3,766,564
State of Mississippi Gaming Tax
Revenue Bonds
Series 2019A
10/15/2036	5.000%	3,395,000	3,754,848
Total			14,183,186
Missouri 1.3%
Health & Educational Facilities Authority
Refunding Revenue Bonds
Mosaic Health System
Series 2019
02/15/2044	4.000%	2,000,000	2,008,142
02/15/2049	4.000%	2,500,000	2,505,818
Health & Educational Facilities Authority of the State of Missouri
Refunding Revenue Bonds
CoxHealth
Series 2015A
11/15/2028	5.000%	6,210,000	6,688,972
St. Luke’s Health Systems, Inc.
Series 2016
11/15/2034	5.000%	3,000,000	3,190,830
Kansas City Industrial Development Authority(b)
Revenue Bonds
Kansas City International Airport
Series 2019
03/01/2046	5.000%	2,000,000	2,116,910

14	Columbia Intermediate Duration Municipal Bond Fund | Third Quarter Report 2022

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund (formerly Columbia Intermediate Municipal Bond Fund), July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lee’s Summit Industrial Development Authority
Revenue Bonds
John Knox Village Project
Series 2016A
08/15/2036	5.000%	1,100,000	1,109,971
08/15/2051	5.000%	2,405,000	2,372,306
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Prairie State Project
Series 2015A
12/01/2029	5.000%	2,000,000	2,154,863
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
Friendship Village St. Louis
Series 2017
09/01/2048	5.000%	1,000,000	947,011
St. Andrew’s Resources for Seniors Obligated Group
Series 2015
12/01/2025	5.000%	825,000	843,453
Total			23,938,276
Nebraska 0.7%
Public Power Generation Agency
Refunding Revenue Bonds
Whelan Energy Center Unit
Series 2015
01/01/2027	5.000%	11,865,000	12,690,159
Nevada 0.5%
City of Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2031	5.000%	1,000,000	1,084,580
09/01/2033	5.000%	1,000,000	1,073,112
County of Clark Department of Aviation
Refunding Revenue Bonds
Subordinated Series 2017A-2
07/01/2040	5.000%	4,000,000	4,362,648
System - Lien
Subordinated Series 2014 (AGM)
07/01/2029	5.000%	1,200,000	1,264,149
07/01/2030	5.000%	1,000,000	1,051,772
State of Nevada Department of Business & Industry(a)
Revenue Bonds
Somerset Academy
Series 2018A
12/15/2029	4.500%	560,000	566,958
Total			9,403,219
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Hampshire 0.2%
New Hampshire Business Finance Authority(b)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2019 (Mandatory Put 07/01/24)
07/01/2027	2.150%	4,000,000	3,961,401
New Jersey 3.4%
New Jersey Economic Development Authority
Prerefunded 12/15/26 Revenue Bonds
Series 2016BBB
06/15/2030	5.500%	2,500,000	2,885,217
Revenue Bonds
Transportation Project
Series 2020
11/01/2036	5.000%	5,000,000	5,459,878
New Jersey Transportation Trust Fund Authority(f)
Capital Appreciation Revenue Bonds
Transportation System
Series 2006C (AGM)
12/15/2029	0.000%	3,060,000	2,481,537
Revenue Bonds
Capital Appreciation - Transportation System
Series 2006C
12/15/2024	0.000%	440,000	418,956
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Federal Highway Reimbursement
Series 2018
06/15/2030	5.000%	1,000,000	1,082,891
06/15/2031	5.000%	1,000,000	1,079,807
Transportation System
Series 2018A
12/15/2034	5.000%	1,500,000	1,634,987
Series 2019
12/15/2033	5.000%	3,000,000	3,323,538
Revenue Bonds
Series 2019BB
06/15/2036	4.000%	1,000,000	1,017,130
06/15/2044	4.000%	2,500,000	2,498,992
06/15/2050	4.000%	3,500,000	3,465,014
Series 2020AA
06/15/2038	4.000%	1,000,000	1,014,972
Transportation Program
Series 2019
06/15/2037	5.000%	4,465,000	4,822,709
Transportation System
Series 2006A (AGM)
12/15/2022	5.250%	4,000,000	4,054,328
Series 2010D
12/15/2023	5.250%	240,000	250,576

Columbia Intermediate Duration Municipal Bond Fund | Third Quarter Report 2022	15

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund (formerly Columbia Intermediate Municipal Bond Fund), July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014D
06/15/2032	5.000%	5,000,000	5,235,494
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series 2017E
01/01/2029	5.000%	1,500,000	1,705,944
Series 2017G
01/01/2035	5.000%	6,000,000	6,666,369
Revenue Bonds
Series 2015E
01/01/2031	5.000%	500,000	532,954
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Series 2018A
06/01/2031	5.000%	2,750,000	2,997,031
06/01/2032	5.000%	2,000,000	2,169,981
06/01/2033	5.000%	1,500,000	1,621,443
06/01/2034	5.000%	2,000,000	2,155,879
06/01/2046	5.250%	2,440,000	2,581,477
Total			61,157,104
New Mexico 0.3%
City of Santa Fe
Revenue Bonds
El Castillo Retirement Project
Series 2019
05/15/2044	5.000%	1,350,000	1,284,531
County of Bernalillo
Refunding Revenue Bonds
Series 1998
04/01/2027	5.250%	2,615,000	2,846,238
New Mexico Hospital Equipment Loan Council
Revenue Bonds
La Vida Expansion Project
Series 2019
07/01/2024	2.375%	550,000	538,933
Total			4,669,702
New York 5.3%
Buffalo & Erie County Industrial Land Development Corp.
Refunding Revenue Bonds
Charter School For Applied Technologies Project
Series 2017
06/01/2035	5.000%	1,000,000	1,050,416
Revenue Bonds
Catholic Health System
Series 2015
07/01/2025	5.000%	1,000,000	1,040,329
Tapestry-Charter School Project
Series 2017
08/01/2037	5.000%	1,300,000	1,315,458
08/01/2047	5.000%	1,000,000	994,349
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of New York
Unlimited General Obligation Bonds
Series 2018E-1
03/01/2034	5.250%	3,000,000	3,412,543
03/01/2035	5.250%	2,500,000	2,833,399
03/01/2037	5.000%	1,120,000	1,245,300
County of Nassau
Prerefunded 04/01/24 Limited General Obligation Bonds
Series 2014A
04/01/2027	5.000%	8,000,000	8,444,910
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Series 2017A
02/15/2034	5.000%	5,000,000	5,515,879
Long Island Power Authority(e)
Refunding Revenue Bonds
LIBOR Floating Rate Tender Notes
Series 2018C (Mandatory Put 10/01/23)
0.7 x 1-month USD LIBOR + 0.750% 05/01/2033	1.949%	5,000,000	5,000,157
Metropolitan Transportation Authority
Refunding Revenue Bonds
Green Bonds
Series 2017C-1
11/15/2034	5.000%	1,815,000	1,948,522
Transportation
Subordinated Series 2021 (AGM) (Mandatory Put 04/01/24)
11/01/2032	1.575%	2,250,000	2,216,286
Revenue Bonds
Series 2016C-1
11/15/2036	5.000%	2,325,000	2,444,169
Series 2020A-1
02/01/2023	5.000%	7,000,000	7,108,805
Metropolitan Transportation Authority(e)
Revenue Bonds
SIFMA Floating Rate Tender Notes
Subordinated Series 2017D-2 (Mandatory Put 11/15/22)
Muni Swap Index Yield + 0.450% 11/15/2044	1.780%	1,000,000	997,759
New York City Transitional Finance Authority
Refunding Revenue Bonds
Future Tax Secured
Subordinated Series 2015C
11/01/2026	5.000%	1,000,000	1,078,726
Revenue Bonds
Future Tax Secured
Subordinated Series 2016B-1
08/01/2034	5.000%	4,000,000	4,387,904
Subordinated Series 2017F-1
05/01/2038	5.000%	4,000,000	4,403,088

16	Columbia Intermediate Duration Municipal Bond Fund | Third Quarter Report 2022

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund (formerly Columbia Intermediate Municipal Bond Fund), July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2018
08/01/2036	5.000%	5,555,000	6,219,243
New York State Dormitory Authority(a)
Refunding Revenue Bonds
Garnet Health Medical Center
Series 2017
12/01/2035	5.000%	500,000	525,371
Orange Regional Medical Center
Series 2017
12/01/2037	5.000%	500,000	523,328
New York State Dormitory Authority
Refunding Revenue Bonds
Memorial Sloan-Kettering Cancer Center
Series 2017
07/01/2035	4.000%	1,500,000	1,531,891
North Shore - Long Island Jewish Obligation Group
Series 2015A
05/01/2031	5.000%	9,830,000	10,459,824
Series 2018A
03/15/2037	5.250%	1,695,000	1,923,033
Revenue Bonds
St. John’s University
Series 2007C (NPFGC)
07/01/2023	5.250%	3,245,000	3,355,237
New York Transportation Development Corp.(b)
Revenue Bonds
Delta Air Lines, Inc. LaGuardia
Series 2020
10/01/2035	5.000%	6,000,000	6,315,087
10/01/2045	4.375%	1,500,000	1,468,887
LaGuardia Airport Terminal B
Series 2016 (AGM)
07/01/2032	4.000%	2,500,000	2,525,848
Triborough Bridge & Tunnel Authority(e)
Refunding Revenue Bonds
MTA Bridges and Tunnels
Series 2021 (Mandatory Put 02/01/24)
0.7 x SOFR + 0.380% 01/01/2032	1.908%	1,980,000	1,940,994
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2036	5.000%	1,000,000	1,056,324
06/01/2041	5.000%	1,000,000	1,046,989
Total			94,330,055
North Carolina 1.3%
North Carolina Capital Facilities Finance Agency
Refunding Revenue Bonds
The Arc of North Carolina
Series 2017
10/01/2034	5.000%	2,325,000	2,473,647
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina Medical Care Commission
Prerefunded 10/01/23 Revenue Bonds
United Methodist Retirement
Series 2017
10/01/2037	5.000%	1,100,000	1,174,200
Refunding Revenue Bonds
Presbyterian Homes
Series 2016C
10/01/2031	4.000%	1,000,000	1,005,067
Sharon Towers
Series 2019A
07/01/2029	4.000%	1,970,000	1,933,761
Revenue Bonds
Presbyterian Homes
Series 2020
10/01/2045	4.000%	660,000	608,164
10/01/2045	5.000%	1,500,000	1,572,615
North Carolina Municipal Power Agency No. 1
Refunding Revenue Bonds
Series 2015A
01/01/2031	5.000%	2,000,000	2,155,014
North Carolina Turnpike Authority
Revenue Bonds
Senior Lien - Triangle Expressway
Series 2019
01/01/2049	5.000%	1,500,000	1,569,974
State of North Carolina
Refunding Revenue Bonds
Series 2014B
06/01/2025	5.000%	5,000,000	5,450,509
University of North Carolina at Greensboro
Refunding Revenue Bonds
General
Series 2017
04/01/2035	4.000%	1,200,000	1,256,112
04/01/2036	4.000%	1,000,000	1,042,363
University of North Carolina at Wilmington
Refunding Revenue Bonds
Student Housing Projects
Series 2016
06/01/2031	4.000%	2,040,000	2,116,627
Total			22,358,053
North Dakota 0.3%
County of Ward
Revenue Bonds
Trinity Obligation Group
Series 2017C
06/01/2034	5.000%	2,500,000	2,671,455
06/01/2043	5.000%	2,500,000	2,589,504
Total			5,260,959

Columbia Intermediate Duration Municipal Bond Fund | Third Quarter Report 2022	17

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund (formerly Columbia Intermediate Municipal Bond Fund), July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ohio 0.7%
Cleveland Department of Public Utilities Division of Water
Prerefunded 01/01/24 Revenue Bonds
Series 2015Y
01/01/2029	4.000%	1,000,000	1,033,320
01/01/2030	4.000%	1,000,000	1,033,320
County of Franklin
Prerefunded 05/15/23 Revenue Bonds
Refunding & Improvement - OhioHealth Corp.
Series 2013
05/15/2028	5.000%	2,000,000	2,054,067
Revenue Bonds
OPRS Communities
Series 2016C
07/01/2029	5.000%	2,000,000	2,111,780
County of Miami
Improvement Refunding Bonds
Kettering Health Network
Series 2019
08/01/2045	5.000%	2,220,000	2,360,214
Delaware City School District
Prerefunded 06/01/23 Unlimited General Obligation Bonds
School Facilities Construction & Improvement
Series 2013
12/01/2038	5.250%	1,240,000	1,278,328
North Olmsted City School District
Prerefunded 12/01/23 Unlimited General Obligation Bonds
Series 2015A
12/01/2029	5.000%	500,000	522,581
Ohio Turnpike & Infrastructure Commission
Prerefunded 02/15/23 Revenue Bonds
Junior Lien - Infrastructure Projects
Series 2013
02/15/2033	5.250%	1,330,000	1,355,606
Total			11,749,216
Oklahoma 0.4%
Norman Regional Hospital Authority
Refunding Revenue Bonds
Series 2016
09/01/2027	5.000%	2,000,000	2,142,074
Tulsa Airports Improvement Trust(b)
Prerefunded 06/01/23 Revenue Bonds
Series 2013A (BAM)
06/01/2028	5.000%	1,405,000	1,442,586
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tulsa County Industrial Authority
Refunding Revenue Bonds
Montereau, Inc. Project
Series 2017
11/15/2037	5.250%	2,750,000	2,889,041
11/15/2045	5.250%	250,000	259,908
Total			6,733,609
Oregon 0.4%
Clackamas & Washington Counties School District No. 3(f)
Unlimited General Obligation Bonds
Deferred Interest
Series 2003A (FGIC)
06/15/2023	0.000%	2,000,000	1,967,294
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2034	5.125%	1,000,000	1,017,642
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow(f)
Unlimited General Obligation Bonds
Series 2017A
06/15/2033	0.000%	7,160,000	4,769,760
Total			7,754,696
Pennsylvania 3.2%
Berks County Industrial Development Authority
Refunding Revenue Bonds
Highlands at Wyomissing
Series 2017
05/15/2032	5.000%	1,050,000	1,100,945
05/15/2047	5.000%	1,630,000	1,668,602
Series 2018
05/15/2038	5.000%	255,000	264,062
05/15/2043	5.000%	350,000	359,743
Revenue Bonds
Highlands at Wyomissing
Series 2017
05/15/2042	5.000%	1,655,000	1,703,787
Bucks County Industrial Development Authority
Refunding Revenue Bonds
Pennswood Village Project
Series 2018
10/01/2037	5.000%	1,250,000	1,317,534
Commonwealth Financing Authority
Revenue Bonds
Tobacco Master Settlement Payment
Series 2018
06/01/2029	5.000%	1,500,000	1,674,098
06/01/2032	5.000%	1,000,000	1,101,680
06/01/2033	5.000%	1,250,000	1,371,363
06/01/2034	5.000%	1,000,000	1,093,823
06/01/2035	5.000%	1,000,000	1,090,486

18	Columbia Intermediate Duration Municipal Bond Fund | Third Quarter Report 2022

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund (formerly Columbia Intermediate Municipal Bond Fund), July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Cumberland County Municipal Authority
Prerefunded 01/01/25 Revenue Bonds
Diakon Lutheran Social Ministries
Series 2015
01/01/2027	5.000%	750,000	808,423
01/01/2028	5.000%	1,175,000	1,266,530
Refunding Revenue Bonds
Diakon Lutheran
Series 2015
01/01/2027	5.000%	1,440,000	1,503,807
01/01/2028	5.000%	2,170,000	2,258,959
Delaware River Joint Toll Bridge Commission
Revenue Bonds
Series 2017
07/01/2033	5.000%	2,250,000	2,496,580
Delaware River Port Authority
Revenue Bonds
Series 2018A
01/01/2036	5.000%	2,000,000	2,212,018
Doylestown Hospital Authority
Revenue Bonds
Series 2019A
07/01/2045	4.000%	1,250,000	1,030,969
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System
Series 2017
02/15/2039	5.000%	2,500,000	2,668,315
Lancaster County Hospital Authority
Revenue Bonds
Moravian Manors, Inc. Project
Series 2019A
06/15/2044	5.000%	1,000,000	1,004,557
Lancaster County Solid Waste Management Authority
Revenue Bonds
Series 2013A
12/15/2029	5.250%	3,100,000	3,253,434
Montgomery County Higher Education and Health Authority
Refunding Revenue Bonds
Thomas Jefferson University Project
Series 2019
09/01/2044	4.000%	1,000,000	1,003,125
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Acts Retirement - Life Communities
Series 2016
11/15/2036	5.000%	4,315,000	4,545,713
Meadowood Senior Living Project
Series 2018
12/01/2038	5.000%	1,000,000	1,047,525
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Northampton County General Purpose Authority
Refunding Revenue Bonds
St. Luke’s University Health Network
Series 2016
08/15/2026	5.000%	3,770,000	4,111,355
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Subordinated Series 2017-3
12/01/2037	4.000%	2,975,000	3,043,863
Revenue Bonds
Series 2017A-1
12/01/2037	5.000%	1,250,000	1,367,170
Series 2018A-2
12/01/2036	5.000%	2,500,000	2,790,467
Subordinated Series 2017A
12/01/2042	5.500%	3,000,000	3,228,962
Subordinated Series 2017B-1
06/01/2042	5.000%	5,450,000	5,790,146
Total			58,178,041
Rhode Island 0.1%
Rhode Island Turnpike & Bridge Authority
Refunding Revenue Bonds
Series 2016A
10/01/2033	5.000%	1,300,000	1,402,736
South Carolina 2.9%
County of Florence
Refunding Revenue Bonds
McLeod Regional Medical Center Project
Series 2014
11/01/2031	5.000%	3,610,000	3,802,345
11/01/2032	5.000%	5,000,000	5,253,423
Patriots Energy Group Financing Agency
Revenue Bonds
Series 2018A (Mandatory Put 02/01/24)
10/01/2048	4.000%	2,500,000	2,558,314
Patriots Energy Group Financing Agency(e)
Revenue Bonds
Series 2018B (Mandatory Put 02/01/24)
0.7 x 1-month USD LIBOR + 0.860% 10/01/2048	2.007%	8,000,000	7,895,778
South Carolina Jobs-Economic Development Authority
Prerefunded 11/01/24 Revenue Bonds
York Preparatory Academy Project
Series 2014A
11/01/2033	7.000%	590,000	656,977
Refunding Revenue Bonds
Episcopal Home Still Hopes
Series 2018
04/01/2038	5.000%	2,000,000	1,969,986

Columbia Intermediate Duration Municipal Bond Fund | Third Quarter Report 2022	19

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund (formerly Columbia Intermediate Municipal Bond Fund), July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prisma Health Obligated Group
Series 2018
05/01/2036	5.000%	7,000,000	7,606,162
Revenue Bonds
Lutheran Homes of South Carolina Obligation Group
Series 2013
05/01/2028	5.000%	3,500,000	3,503,546
Wofford College Project
Series 2019
04/01/2038	5.000%	930,000	1,006,958
South Carolina Jobs-Economic Development Authority(a)
Revenue Bonds
Series 2015A
08/15/2025	4.500%	345,000	350,617
South Carolina Public Service Authority
Refunding Revenue Bonds
Series 2015A
12/01/2026	5.000%	7,000,000	7,462,211
Series 2016A
12/01/2030	5.000%	4,000,000	4,294,072
Series 2016B
12/01/2032	5.000%	3,265,000	3,501,337
Spartanburg Sanitary Sewer District
Prerefunded 03/01/23 Revenue Bonds
Convertible
Series 2013B
03/01/2030	5.000%	1,500,000	1,530,701
Total			51,392,427
South Dakota 0.2%
South Dakota Health & Educational Facilities Authority
Revenue Bonds
Regional Health
Series 2017
09/01/2029	5.000%	1,700,000	1,865,938
09/01/2030	5.000%	2,250,000	2,454,461
Total			4,320,399
Tennessee 1.3%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I
Series 2015
10/01/2029	5.000%	1,000,000	1,028,790
Knox County Health Educational & Housing Facility Board
Refunding Revenue Bonds
Covenant Health Services
Series 2016A
01/01/2042	5.000%	5,815,000	6,081,387
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Revenue Bonds
Vanderbilt University Medical Center
Series 2016
07/01/2031	5.000%	1,000,000	1,080,941
Tennessee Energy Acquisition Corp.
Revenue Bonds
Series 2006C
02/01/2023	5.000%	5,310,000	5,372,621
Series 2021 (Mandatory Put 11/01/31)
05/01/2052	5.000%	9,000,000	9,763,266
Total			23,327,005
Texas 8.1%
Bexar County Health Facilities Development Corp.
Refunding Revenue Bonds
Army Retirement Residence Foundation
Series 2018
07/15/2033	5.000%	1,000,000	1,020,078
Bexar County Hospital District
Limited General Obligation Refunding Bonds
Series 2019
02/15/2034	5.000%	1,000,000	1,118,880
02/15/2038	5.000%	1,250,000	1,386,605
Central Texas Regional Mobility Authority
Prerefunded 07/01/25 Revenue Bonds
Senior Lien
Series 2015A
01/01/2030	5.000%	1,550,000	1,693,389
Central Texas Regional Mobility Authority(f)
Revenue Bonds
Capital Appreciation
Series 2010
01/01/2025	0.000%	1,000,000	929,487
Central Texas Turnpike System
Refunding Revenue Bonds
Subordinated Series 2015C
08/15/2031	5.000%	7,500,000	7,787,946
08/15/2032	5.000%	6,000,000	6,221,488
08/15/2034	5.000%	10,240,000	10,587,732
City of Austin Airport System
Revenue Bonds
Series 2017A
11/15/2035	5.000%	1,000,000	1,094,726
City of Beaumont Waterworks & Sewer System
Prerefunded 09/01/25 Revenue Bonds
Subordinated Series 2015A (BAM)
09/01/2030	5.000%	1,000,000	1,077,210

20	Columbia Intermediate Duration Municipal Bond Fund | Third Quarter Report 2022

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund (formerly Columbia Intermediate Municipal Bond Fund), July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Revenue Bonds
Subordinated Series 2015A (BAM)
09/01/2026	5.000%	1,000,000	1,090,650
09/01/2027	5.000%	600,000	653,483
City of Garland Electric Utility System
Refunding Revenue Bonds
Series 2019
03/01/2037	5.000%	1,700,000	1,909,301
City of Houston
Refunding Revenue Bonds
Convention & Entertainment Facilities
Series 2014
09/01/2030	5.000%	1,000,000	1,041,318
Series 2015
09/01/2027	5.000%	1,215,000	1,278,283
09/01/2029	5.000%	1,500,000	1,564,758
City of Houston Airport System
Refunding Revenue Bonds
Subordinated Series 2018B
07/01/2030	5.000%	1,375,000	1,561,161
Subordinated Series 2018D
07/01/2035	5.000%	2,500,000	2,764,127
City of Houston Combined Utility System
Refunding Revenue Bonds
1st Lien
Series 2016B
11/15/2034	5.000%	10,000,000	10,975,071
City of Houston Hotel Occupancy Tax
Refunding Revenue Bonds
Convention & Entertainment Facilities Department
Series 2015
09/01/2026	5.000%	250,000	263,804
City of San Marcos Electric Utility System
Prerefunded 11/01/22 Revenue Bonds
Series 2013 (BAM)
11/01/2033	5.000%	1,215,000	1,225,827
Clifton Higher Education Finance Corp.
Revenue Bonds
International Leadership
Series 2015
08/15/2035	5.500%	11,500,000	11,738,611
County of Bexar
Prerefunded 08/15/24 Revenue Bonds
Venue Project
Series 2015 (AGM)
08/15/2031	5.000%	1,280,000	1,364,156
Crane County Water District
Prerefunded 02/15/25 Unlimited General Obligation Bonds
Series 2015
02/15/2030	5.000%	1,000,000	1,080,306
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Dallas/Fort Worth International Airport
Refunding Revenue Bonds
Joint
Series 2013D
11/01/2033	5.000%	2,000,000	2,059,481
Series 2013F
11/01/2033	5.250%	1,200,000	1,239,346
Grand Parkway Transportation Corp.(g)
Revenue Bonds
Convertible
Subordinated Series 2013
10/01/2030	0.000%	1,000,000	1,093,282
Lancaster Independent School District
Unlimited General Obligation Refunding Bonds
Series 2015 (BAM)
02/15/2029	4.000%	3,000,000	3,132,064
Lower Colorado River Authority
Refunding Revenue Bonds
Series 2015D
05/15/2026	5.000%	695,000	752,272
05/15/2027	5.000%	1,355,000	1,467,360
New Hope Cultural Education Facilities Finance Corp.
Prerefunded 11/15/24 Revenue Bonds
MRC Crestview Project
Series 2016
11/15/2031	5.000%	850,000	927,560
Revenue Bonds
NCCD-College Station Properties LLC
Series 2015
07/01/2035	5.000%	4,000,000	3,400,000
Series 2015A
07/01/2030	5.000%	7,800,000	6,630,000
New Hope Cultural Education Facilities Finance Corp.(h)
Revenue Bonds
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2036	0.000%	2,250,000	1,665,000
North Texas Tollway Authority
Refunding Revenue Bonds
1st Tier
Series 2017A
01/01/2034	5.000%	1,000,000	1,092,548
01/01/2048	5.000%	5,000,000	5,383,136
2nd Tier
Series 2015A
01/01/2032	5.000%	16,800,000	17,804,218
Series 2015B
01/01/2027	5.000%	2,090,000	2,240,618
System-2nd Tier
Series 2014
01/01/2031	5.000%	1,415,000	1,469,400

Columbia Intermediate Duration Municipal Bond Fund | Third Quarter Report 2022	21

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund (formerly Columbia Intermediate Municipal Bond Fund), July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Texas Tollway Authority(f)
Refunding Revenue Bonds
Series 2008D (AGM)
01/01/2029	0.000%	7,770,000	6,484,886
Port Beaumont Navigation District(a),(b)
Refunding Revenue Bonds
Jefferson Gulf Coast Energy LLC
Series 2020
01/01/2035	3.625%	1,500,000	1,315,981
Revenue Bonds
Jefferson Gulf Coast Energy Project
Series 2021
01/01/2036	2.750%	1,275,000	979,099
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Air Force Villages Project
Series 2016
05/15/2045	5.000%	5,145,000	5,153,399
Buckner Retirement Services
Series 2017
11/15/2037	5.000%	2,175,000	2,330,121
11/15/2046	5.000%	1,250,000	1,316,201
Revenue Bonds
Buckner Retirement Services
Series 2016B
11/15/2046	5.000%	2,000,000	2,092,304
Texas Transportation Commission(f)
Revenue Bonds
First Tier Toll
Series 2019
08/01/2038	0.000%	550,000	263,814
Waco Independent School District
Prerefunded 08/15/24 Unlimited General Obligation Bonds
Series 2015
08/15/2028	4.000%	1,000,000	1,044,180
08/15/2029	4.000%	2,380,000	2,485,147
Total			145,249,814
Utah 0.3%
City of Riverton
Prerefunded 06/01/23 Revenue Bonds
Series 2013
12/01/2034	5.250%	1,455,000	1,499,974
12/01/2036	5.250%	2,150,000	2,216,456
Salt Lake City Corp. Airport
Revenue Bonds
Series 2017B
07/01/2032	5.000%	1,000,000	1,103,903
07/01/2033	5.000%	1,000,000	1,100,379
Total			5,920,712
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Vermont 0.6%
Vermont Educational & Health Buildings Financing Agency
Refunding Revenue Bonds
University of Vermont Medical Center
Series 2016A
12/01/2033	5.000%	10,000,000	10,675,868
Virgin Islands, U.S. 0.2%
Virgin Islands Public Finance Authority(a),(i)
Revenue Bonds
Grant Anticipation
Series 2015
09/01/2030	5.000%	2,320,000	2,481,998
Series 2015
09/01/2033	5.000%	1,000,000	1,066,017
Total			3,548,015
Virginia 0.2%
Dulles Town Center Community Development Authority
Refunding Special Assessment Bonds
Dulles Town Center Project
Series 2012
03/01/2026	4.250%	1,000,000	987,885
Henrico County Economic Development Authority
Refunding Revenue Bonds
Westminster Canterbury Project
Series 2018
10/01/2037	5.000%	1,000,000	1,053,834
Henrico County Economic Development Authority(j)
Revenue Bonds
Registered Savrs
Series 1992 Escrowed to Maturity (AGM)
08/23/2027	1.553%	50,000	50,000
Virginia Gateway Community Development Authority
Refunding Special Assessment Bonds
Series 2012
03/01/2030	5.000%	1,500,000	1,485,035
Total			3,576,754
Washington 1.5%
FYI Properties
Refunding Revenue Bonds
Green Bonds - State of Washington DIS Project
Series 2019
06/01/2031	5.000%	5,000,000	5,661,137
King County Public Hospital District No. 1
Limited General Obligation Refunding Bonds
Valley Medical Center
Series 2017
12/01/2031	5.000%	4,000,000	4,398,345

22	Columbia Intermediate Duration Municipal Bond Fund | Third Quarter Report 2022

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund (formerly Columbia Intermediate Municipal Bond Fund), July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2025	5.000%	2,705,000	2,753,407
12/01/2030	5.750%	2,820,000	2,930,816
Mason & Kitsap Counties School District No. 403 North Mason
Prerefunded 12/01/23 Unlimited General Obligation Bonds
Series 2013
12/01/2035	5.000%	2,025,000	2,116,455
Port of Seattle(b)
Revenue Bonds
Intermediate Lien
Series 2019
04/01/2036	5.000%	2,500,000	2,721,311
Subordinated Series 2019
04/01/2044	4.000%	1,000,000	977,528
Washington State Housing Finance Commission(a)
Refunding Revenue Bonds
Horizon House Project
Series 2017
01/01/2029	5.000%	840,000	900,183
01/01/2038	5.000%	2,000,000	2,114,584
Washington State Housing Finance Commission
Revenue Bonds
Heron’s Key
Series 2015A
07/01/2030	6.500%	570,000	593,356
07/01/2035	6.750%	1,090,000	1,137,466
Total			26,304,588
West Virginia 0.5%
West Virginia Hospital Finance Authority
Refunding Revenue Bonds
Cabell Huntington Hospital Obligation
Series 2018
01/01/2043	5.000%	1,750,000	1,822,137
Revenue Bonds
Charleston Area Medical Center, Inc.
Series 1993A Escrowed to Maturity
09/01/2023	6.500%	1,325,000	1,361,410
University Healthcare System
Series 2017
06/01/2042	5.000%	3,665,000	3,847,269
West Virginia University(f)
Revenue Bonds
University System Project
Series 2019A (AMBAC)
04/01/2030	0.000%	3,460,000	2,750,030
Total			9,780,846
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wisconsin 1.2%
Public Finance Authority
Refunding Revenue Bonds
Fellowship Senior Living Project
Series 2019A
01/01/2046	4.000%	2,000,000	1,864,341
Mountain Island Charter Schools
Series 2017
07/01/2037	5.000%	820,000	831,176
07/01/2047	5.000%	1,000,000	1,007,868
Retirement Housing Foundation
Series 2017
11/15/2029	5.000%	2,500,000	2,822,074
11/15/2030	5.000%	1,620,000	1,834,288
Revenue Bonds
ACTS Retirement - Life Communities
Series 2020
11/15/2041	5.000%	250,000	269,875
Public Finance Authority(a)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst
Series 2017
05/15/2037	5.250%	1,000,000	995,849
Wisconsin Center District
Refunding Revenue Bonds
Junior Dedicated
Series 1999 (AGM)
12/15/2023	5.250%	145,000	149,310
12/15/2027	5.250%	1,510,000	1,685,992
Wisconsin Center District(f)
Revenue Bonds
Senior Dedicated - Milwaukee Arena Project
Series 2016
12/15/2033	0.000%	2,200,000	1,434,703
12/15/2034	0.000%	6,665,000	4,136,273
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
ProHealth Care, Inc. Obligated Group
Series 2015
08/15/2031	5.000%	1,000,000	1,039,800
Rogers Memorial Hospital, Inc.
Series 2014A
07/01/2034	5.000%	2,500,000	2,568,018
Total			20,639,567
Total Municipal Bonds (Cost $1,717,414,888)			1,747,898,460

Columbia Intermediate Duration Municipal Bond Fund | Third Quarter Report 2022	23

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund (formerly Columbia Intermediate Municipal Bond Fund), July 31, 2022 (Unaudited)
Money Market Funds 0.8%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.986%(k)	71,664	71,656
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 1.001%(k)	15,017,142	15,017,142
Total Money Market Funds (Cost $15,088,805)		15,088,798
Total Investments in Securities (Cost $1,751,958,693)		1,782,442,258
Other Assets & Liabilities, Net		11,846,498
Net Assets		$1,794,288,756
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2022, the total value of these securities amounted to $41,733,353, which represents 2.33% of total net assets.
(b)	Income from this security may be subject to alternative minimum tax.
(c)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(d)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of July 31, 2022.
(e)	Variable rate security. The interest rate shown was the current rate as of July 31, 2022.
(f)	Zero coupon bond.
(g)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of July 31, 2022.
(h)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At July 31, 2022, the total value of these securities amounted to $1,739,405, which represents 0.10% of total net assets.
(i)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2022, the total value of these securities amounted to $6,027,231, which represents 0.34% of total net assets.
(j)	Represents a variable rate security where the coupon adjusts periodically through an auction process.
(k)	The rate shown is the seven-day current annualized yield at July 31, 2022.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
FGIC	Financial Guaranty Insurance Corporation
HUD	Department of Housing and Urban Development
LIBOR	London Interbank Offered Rate
NPFGC	National Public Finance Guarantee Corporation
SOFR	Secured Overnight Financing Rate
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
24	Columbia Intermediate Duration Municipal Bond Fund | Third Quarter Report 2022

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3QT167_10_M01_(09/22)